Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Basic EPS - Earnings	$ 139.0	$ 194.7
Basic EPS - (in shares)	186,100,000	182,900,000
Basic EPS (in dollars per share)	$ 0.75	$ 1.06
Effect of dilutive securities - (in shares)	300,000	400,000
Diluted EPS - Earnings	$ 139.0	$ 194.7
Diluted EPS - (in shares)	186,400,000	183,300,000
Diluted EPS (in dollars per share)	$ 0.75	$ 1.06
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	17,524	5,626
Securities excluded from computation of diluted EPS (in shares)	103,893	0
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	1,400	1,194
Securities excluded from computation of diluted EPS (in shares)	69,442	73,947